NATURE OF BUSINESS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS	NATURE OF BUSINESS
Organization
Pear Therapeutics (US), Inc. and subsidiary (the "Company" or "Pear US"), is a leader in prescription digital therapeutics, or PDTs. The Company’s PDTs treat diseases with clinically validated software.
The Company was incorporated on August 14, 2013 (inception) under the name Pear Therapeutics, Inc. as a Delaware Corporation and began operations in August 2013. We are headquartered in Boston, Massachusetts. On December 3, 2021, the Company changed its name to Pear Therapeutics (US), Inc.
On June 21, 2021, the Company entered into a Business Combination Agreement, or the BCA, with Oz Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of Thimble Point Acquisition Corp., or THMA, a special purpose acquisition company, where Oz Merger Sub, Inc., or Merger Sub, will merge with the Company, with the Company surviving as a wholly owned subsidiary of THMA (the "Merger"). Upon the completion of the Merger on December 3, 2021, or the Closing, THMA was renamed to Pear Therapeutics, Inc.
On November 30, 2021, THMA held a special meeting of stockholders and approved the Transaction with Pear US. Following the Closing on December 3, 2021, THMA was renamed Pear Therapeutics, Inc., and its Class A Common Stock, par value $0.0001 per share, or Class A Common Shares, began trading on Nasdaq under the ticker symbol “PEAR” on December 6, 2021.
Pursuant to the terms of the Business Combination Agreement, each Pear US Common Share that was issued and outstanding immediately prior to the Closing, after giving effect to the conversion of all issued and outstanding Pear US Preferred Shares to Pear US Common Shares, were canceled and converted into the right to receive a number of the Combined Company’s common stock, par value $0.0001 per share (“Pear Class A Common Shares”) equal to the number of shares of Pear US Common Stock multiplied by the exchange ratio of approximately 1.47. In addition, all outstanding equity awards of Pear US were converted into equity awards of Pear Class A Common Shares with the same terms and conditions adjusted by the exchange ratio of approximately 1.47.
In connection with the Merger, THMA completed the sale and issuance of an aggregate of 10,280,000 Pear Class A Common Shares in a fully committed common stock private placement at a purchase price of $10.00 per share. In addition, upon the Closing of the Merger THMA completed the sale and issuance of 6,387,026 Pear Class A Common Shares equal to a purchase price of $10.00 per share to the Anchor Investor in connection with the Amended Forward Purchase Agreement.
Gross proceeds from the Merger totaled approximately $175.0 million which included funds held in THMA’s trust account (after giving effect to redemptions), proceeds from the PIPE investment of $102.8 million (inclusive of the Forward Purchase Assignment) and proceeds of $63.9 million from the Anchor Investor under the Amended Forward Purchase Agreement. Transaction costs totaled approximately $33.2 million.
Going Concern
The Company is subject to a number of risks and uncertainties common to early-stage technology-based companies, including, but not limited to, rapid technological changes, protection of its proprietary technology and intellectual property, commercialization of existing and new products, development by competitors of competing products, dependence on key personnel, compliance with government regulations, including compliance with the United States (US) Food and Drug Administration, or FDA, and the ability to secure additional capital to fund operations.
The Company obtained FDA marketing authorization for its three products, reSET® (2017), reSET-O® (2018), and Somryst® (2020). The Company is in the beginning stages of self-commercialization of these products. Prior to October, 2019, the Company’s collaboration partner, Sandoz Inc., or Sandoz, was responsible for the commercial launch of reSET® and reSET-O®.
The Company has incurred recurring losses from inception and anticipates net losses and negative operating cash flows for the near future. For the nine months ended September 30, 2021, the Company had a net loss of
$83,892 and as of September 30, 2021 had an accumulated deficit of $266,733. As of September 30, 2021, the Company had $68,946 of cash and cash equivalents and short-term investments. While the Company has recorded revenue, revenues have been insufficient to fund operations. Accordingly, the Company has funded its operations to date through a combination of proceeds raised from equity and debt issuances. The Company’s operating costs include the cost of developing and commercializing products as well as providing research services. As a consequence, the Company will need to raise additional equity and debt financing that may not be available, if at all, at terms acceptable to the Company to fund future operations. As a result, the Company could be required to delay, scale back or abandon some or all of its development programs and other operations, which could materially harm the Company’s business, prospects, financial condition and operating results. Management believes these uncertainties raise substantial doubt about the Company’s ability to continue as a going concern. Because of these uncertainties, the accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. Due to the substantial doubt about the Company’s ability to continue operating as a going concern for twelve months from the issuance date of these financial statements and the material adverse change clause in the loan agreement with its lender, the amounts due as of September 30, 2021, have been classified as current in the unaudited condensed consolidated financial statements. The lender has not invoked the material adverse change clause as of the date of issuance of these financial statements. The accompanying unaudited condensed consolidated financial statements do not reflect any other adjustments relating to the recoverability and reclassification of assets and liabilities that might be necessary if the Company is unable to continue as a going concern. The Company is subject to various covenants related to the Perceptive Credit Facility entered into on June 30, 2020 (Note 6) and given the substantial doubt about the Company’s ability to continue as a going concern, there is a risk that it may not meet its covenants in the future.
COVID-19 Related Significant Risks and Uncertainties
There continues to be uncertainties regarding the pandemic of the novel coronavirus, or COVID-19, and the Company is closely monitoring the impact of COVID-19 on all aspects of its business, including how it will impact its customers, employees, suppliers, vendors, and business partners. The Company is unable to predict the specific impact that COVID-19 may have on its financial position and operations moving forward due to the numerous uncertainties. Any estimates made herein may change as new events occur and additional information is obtained, and actual results could differ materially from any estimates made herein under different assumptions or conditions. The Company will continue to assess the evolving impact of COVID-19.
In response to the COVID-19 pandemic, Congress passed the Coronavirus Aid, Relief and Economic Security Act of 2020, or the CARES Act, which was signed into law on March 27, 2020. The CARES Act provides for deferred payment of the employer portion of social security taxes through the end of 2020, with 50% of the deferred amount due by December 31, 2021, and the remaining 50% due by December 31, 2022. During the year ended December 31, 2020, the Company deferred payments of $854 of social security taxes, of which $427 is included in accrued expenses and other liabilities and the remaining $427 is included in other long-term liabilities within the condensed consolidated balance sheet as of September 30, 2021.	NATURE OF BUSINESS
References in these notes to “we”, “us”, “our” and “the Company”, refer to Pear Therapeutics, Inc. and Subsidiary.
Organization
Pear Therapeutics, Inc. and subsidiary, is the leader in prescription digital therapeutics, or PDTs. The Company’s approach is to treat diseases with clinically validated software, either alone or in combination with pharmaceuticals.
The Company was incorporated on August 14, 2013 (inception) as a Delaware Corporation and began operations in August 2013. We are headquartered in Boston, Massachusetts.
Going Concern
The Company is subject to a number of risks and uncertainties common to early-stage technology-based companies, including, but not limited to, rapid technological changes, protection of its proprietary technology and intellectual property, commercialization of existing and new products, development by competitors of competing products, dependence on key personnel, compliance with government regulations, including compliance with the United States (US) Food and Drug Administration, or FDA, and the ability to secure additional capital to fund operations.
The Company obtained FDA marketing authorization for its three products, reSET® (2017), reSET-O® (2018) and Somryst® (2020). The Company is in the beginning stages of self-commercialization of these products. Prior to October 2019, the Company’s collaboration partner, Sandoz, Inc., or Sandoz, was responsible for the commercial launch of reSET® and reSET-O®. See Note 8 for more information.
The Company has incurred net losses since inception and anticipates net losses and negative operating cash flows for the near future. For the year ended December 31, 2020, the Company had a net loss of $97,023 and as of December 31, 2020, the Company had an accumulated deficit of $182,841. As of December 31, 2020, the Company had $124,435 of cash and cash equivalents and short-term investments. While the Company has recorded revenue, revenues have been insufficient to fund operations. Accordingly, the Company has funded its operations to date through a combination of proceeds raised from equity and debt issuances. The Company’s operating costs include the cost of developing and commercializing products as well as providing research services. As a consequence, the Company will need to raise additional equity and debt financing that may not be available, if at all, at terms acceptable to the Company to fund future operations.
The Company’s ability to access capital when needed is not assured and, if capital is not available when, and in the amounts needed, it could be required to delay, scale back or abandon some or all of its development programs and other operations, which could materially harm the Company’s business, prospects, financial condition and operating results. Management believes these uncertainties raise substantial doubt about the Company’s ability to continue as a going concern. Because of these uncertainties, the accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. Due to the substantial doubt about the Company’s ability to continue operating as a going concern for twelve months from the issuance date of these financial statements and the material adverse change clause in the loan agreement with its lender, the amounts due as of December 31, 2020, have been classified as current in the consolidated financial statements. The lender has not invoked the material adverse change clause as of the date of issuance of these financial statements. The accompanying consolidated financial statements do not reflect any other adjustments relating to the recoverability and reclassification of assets and liabilities that might be necessary if the Company is unable to continue as a going concern. The Company is subject to various covenants related to the Perceptive Credit Agreement entered into on June 30, 2020 (Note 6) and given the substantial doubt about the Company’s ability to continue as a going concern, there is a risk that it may not meet its covenants in the future.
While the Company’s management believes the funds to be raised in the merger with THMA (Note 16) will alleviate the conditions that raise substantial doubt, it is not expected that such doubt can be alleviated prior to the consummation of the merger.
COVID-19 Related Significant Risks and Uncertainties
There continue to be uncertainties regarding the pandemic of the novel coronavirus, or COVID-19, and the Company is closely monitoring the impact of COVID-19 on all aspects of its business, including how it will impact its customers, employees, suppliers, vendors, and business partners. The Company is unable to predict the specific impact that COVID-19 may have on its financial position and operations moving forward due to the numerous uncertainties. Any estimates made herein may change as new events occur and additional information is obtained, and actual results could differ materially from any estimates made herein under different assumptions or conditions. The Company will continue to assess the evolving impact of COVID-19.
In response to the COVID-19 pandemic, Congress passed the Coronavirus Aid, Relief and Economic Security Act of 2020, or the CARES Act, which was signed into law on March 27, 2020. The CARES Act provides for deferred payment of the employer portion of social security taxes through the end of 2020, with 50% of the deferred amount due by December 31, 2021, and the remaining 50% due by December 31, 2022. The Company recorded $854 of deferred payments of social security taxes as a liability during 2020. The total balance is included in accrued compensation and related benefits of $427 for the short-term amount and the remaining $427 is included in other long-term liabilities within the consolidated balance sheet as of December 31, 2020.